CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Common Stock	Additional Paid-In Capital	Retained Deficit	Total
Beginning Balance, Shares at Dec. 31, 2015	67,781,934
Beginning Balance, Amount at Dec. 31, 2015	$ 678	$ 9,197,970	$ (8,973,695)	$ 224,953
Issuance of common stock from the exercise of warrants, Shares	2,273,913
Issuance of common stock from the exercise of warrants, Amount	$ 24	1,109,977		1,110,001
Issuance of common stock from the exercise of stock options, Shares	13,846
Issuance of common stock from the exercise of stock options, Amount
Stock based compensation due to common stock purchase options		296,123		296,123
Reversal of stock based compensation due to forfeiture of stock options		(13,861)		(13,861)
Discount on convertible promissory note due to detachable warrants and beneficial conversion feature		700,000		700,000
Net loss			(2,077,889)	(2,077,889)
Ending Balance, Shares at Dec. 31, 2016	70,069,693
Ending Balance, Amount at Dec. 31, 2016	$ 702	11,290,209	(11,051,584)	239,327
Issuance of common stock from the exercise of warrants, Shares	4,592,895
Issuance of common stock from the exercise of warrants, Amount	$ 46	344,578		344,624
Issuance of common stock from the exercise of stock options, Shares	102,580
Issuance of common stock from the exercise of stock options, Amount	$ 1	(1)
October 2017 Private Placement units issued, Shares	920,000
October 2017 Private Placement units issued, Amount	$ 9	2,299,991		2,300,000
July 2017 Private Placement units issued, Shares	460,250
July 2017 Private Placement units issued, Amount	$ 4	1,122,606		1,122,610
Stock based compensation due to common stock purchase options		904,004		904,004
Discount on convertible promissory note due to detachable warrants and beneficial conversion feature		443,286		443,286
Net loss			(3,689,338)	(3,689,338)
Ending Balance, Shares at Dec. 31, 2017	76,145,418
Ending Balance, Amount at Dec. 31, 2017	$ 762	$ 16,404,673	$ (14,740,922)	$ 1,664,513